Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
			December 31, 2015
	North	West	East	Total

Goodwill, stated at cost(1)	$362,599	$341,123	$594,129	$1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	362,599	341,123	233,572	937,294
Goodwill recognized on acquisitions, during the year	-	1,438	24,514	25,952
Goodwill adjustments in respect of prior year acquisitions, during the year(1)	-	(8,686)	(8,967)	(17,653)
Foreign currency exchange adjustment, for the year	(58,682)	-	-	(58,682)

Goodwill, stated at cost	303,917	333,875	609,676	1,247,468
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$303,917	$333,875	$249,119	$886,911

			December 31, 2014
	North	West	East	Total

Goodwill, stated at cost(1)	$383,473	$309,770	$572,661	$1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	383,473	309,770	212,104	905,347
Goodwill recognized on acquisitions, during the year(1)	11,594	31,040	37,204	79,838
Goodwill adjustments in respect of prior year acquisitions, during the year(1)	-	313	213	526
Goodwill transferred to net assets held for sale, during the year	-	-	(15,949)	(15,949)
Foreign currency exchange adjustment, for the year	(32,468)	-	-	(32,468)

Goodwill, stated at cost	362,599	341,123	594,129	1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$362,599	$341,123	$233,572	$937,294